MAINSTAY FUNDS TRUST
51 MADISON AVENUE
NEW YORK, NY 10010

January 10, 2022

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: MainStay Funds Trust
Registration Numbers: (333-160918 and 811-22321)

Dear Sir/Madam:

On January 10, 2022, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information for the MainStay Balanced Fund, MainStay WMC Growth Fund, MainStay WMC Small Companies Fund and MainStay WMC International Research Equity Fund, each a series of MainStay Funds Trust (the “Trust”), and filed on Post-Effective Amendment No. 169 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 175 under the Investment Company Act of 1940, as amended.

Please direct any questions concerning the registration statement to Thomas Humbert at (973) 610-0124 (thomas_humbert@nylim.com) or Brian McGrady at (201) 744-3598 (brian_j_mcgrady@newyorklife.com).

Sincerely,

/s/ Thomas C. Humbert, Jr.

Thomas C. Humbert, Jr.
Assistant Secretary